Virtus Newfleet High Yield Fund (the “fund”),

a series of Virtus Opportunities Trust

Supplement dated November 20, 2020, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2020, each as supplemented

Important Notice to Investors

Effective December 1, 2020, the fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the fund’s expenses. Additionally, effective December 1, 2020, VIA will implement a new Investment Advisory Agreement to reduce the management fee applicable to the fund. The changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.46%	0.45%	0.51%	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.27%	2.01%	1.07%	0.95%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.26)%	(0.25)%	(0.31)%	(0.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.01%	1.76%	0.76%	0.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has reduced the management fee to 0.55%. The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.00% for Class A Shares, 1.75% for Class C Shares, 0.75% for Class I Shares and 0.59% for Class R6 Shares through January 31, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$474	$740	$1,026	$1,839
Class C	Sold	$279	$608	$1,064	$2,327
	Held	$179	$608	$1,064	$2,327
Class I	Sold or Held	$78	$305	$551	$1,256
Class R6	Sold or Held	$61	$270	$496	$1,145

In the first table in the section “More Information About Fund Expenses” on page 113 of the statutory prospectus, the row corresponding to the fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Virtus Newfleet High Yield Fund	1.00%	1.75%	N/A	0.75%	0.59%	January 31, 2022

In the second table in the section “Management of the Funds” on page 157-158 of the statutory prospectus, the row corresponding to the fund will be replaced with the following:

Fund	1st $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Virtus Newfleet High Yield Fund	0.55%	0.50%	0.45%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NewfleetHigh Yield NewExpCaps (11/20)

Virtus Vontobel Greater European Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated November 20, 2020, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2020, each as supplemented

Important Notice to Investors

Effective December 1, 2020, the Virtus Vontobel Greater European Opportunities Fund’s (the “fund”) investment adviser, Virtus Investment Advisers, Inc., Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the fund’s expenses. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	2.37%	2.40%	2.37%
Total Annual Fund Operating Expenses	3.47%	4.25%	3.22%
Less: Fee Waiver and/or Expense Reimbursement(b)	(2.07)%	(2.10)%	(2.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.40%	2.15%	1.15%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through January 31, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,386	$2,084	$3,929
Class C	Sold	$318	$1,097	$1,989	$4,280
	Held	$218	$1,097	$1,989	$4,280
Class I	Sold or Held	$117	$806	$1,519	$3,414

In the first table in the section “More Information About Fund Expenses” on page 113 of the statutory prospectus, the row corresponding to the fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Virtus Vontobel Greater European Opportunities Fund	1.40%	2.15%	N/A	1.15%	N/A	January 31, 2022

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/VontobelGreaterEuroNewExpCaps (11/20)

Virtus Newfleet High Yield Fund

and Virtus Vontobel Greater European Opportunities Fund (the “funds”),

each a series of Virtus Opportunities Trust

Supplement dated November 20, 2020 to the Statement of

Additional Information (“SAI”) dated January 28, 2020, as supplemented

Important Notice to Investors

Effective December 1, 2020, the funds’ investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the funds’ expenses. Additionally, VIA will implement a new Investment Advisory Agreement to reduce the management fee applicable to the Virtus Newfleet High Yield Fund. These changes are described in more detail below.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” in the first table on page 93, the row for the Virtus Newfleet High Yield Fund will be replaced with the following:

Fund	1st $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
High Yield Fund	0.55%	0.50%	0.45%

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” of the funds’ SAI, the rows in the second table on pages 93-94 corresponding to the funds will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Greater European Fund	1.40%	2.15%	N/A	1.15%	N/A	January 31, 2022
High Yield Fund	1.00%	1.75%	N/A	0.75%	0.59%	January 31, 2022

Investors should retain this supplement with the SAI for future reference.

VOT 8020B HighYieldGreaterEuroNewExpCaps (11/20)